Long-term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 01, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Due currently		$ 412		$ 412
Due later		617		1,029
Long-term debt	$ 721	$ 1,029	$ 1,029	$ 1,441